Trade and other receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and other receivables
7.	Trade and other receivables

(a)	This caption was made up as follows:

	Current		Non-current
	2017	2016	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	81,299	68,529	—	—
Indemnification from insurance, note 22(b)	9,380	—	—	—
Other receivables from sale of fixed assets	3,574	2,780	3,221	5,639
Accounts receivable from Parent company and affiliates, note 25	1,372	704	—	—
Loans to employees	1,091	1,972	—	—
Interests receivables, note 6(c)	159	114	—	—
Funds restricted to tax payments	73	353	—	—
Other accounts receivable	2,036	4,069	—	—
Allowance for doubtful accounts (d)	(1,685)	(781)	—	—
Financial assets classified as receivables (e)	97,299	77,740	3,221	5,639
Value-added tax credit (c)	2,177	2,752	3,745	9,511
Tax refund receivable (c)	42	629	9,241	9,970

Non-financial assets classified as receivables	2,219	3,381	12,986	19,481

	99,518	81,121	16,207	25,120

(b)	Trade account receivables are interest bearing and generally have 30-90 day maturities.

(c)	As of December 31, 2016, the value-added tax credit is mainly related to the activities of Salmueras Sudamericanas S.A. (Salmueras). According to the Peruvian current tax rules, the Group has the right to compensate this credit against the value-added tax to be generated by sales. During 2017, the Group has recognized an impairment on the brine project, as a consequence the Group wrote-off value-added tax credit for S/5,654,000, see note 1.2.

As of December 31, 2017, the value-added tax credit is mainly related to the activities of Empresa de Transmisión Guadalupe S.R.L. and will be compensated against the value-added tax generated by the sales of this subsidiary. As of December 31, 2017 and 2016, the Group had value-added tax refund receivables related to the operations of Dinoselva Iquitos S.A.C. of S/9,241,000 and S/9,970,000, respectively. These tax refund receivables are value-added tax credits originated from purchases made from 2005 to 2007 in the northeast region of Peru. The Group has a formal disagreement with the Peruvian tax authorities in connection with these refunds. In the Group’s legal advisors opinion, the Group has strong basis to recover these tax refunds, however, they consider that such recovery will occur in the long-term, considering the long time that this kind of procedures last due to all instances and formal processes that have to be completed.

(d)	The movement of the allowance for doubtful accounts is as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Opening balance	781	667	352
Additions, note 20	1,190	114	315
Write-off	(286)	—	—

Ending balance	1,685	781	667

(e)	The aging analysis of trade and other accounts receivable as of December 31, 2017 and 2016, is as follows:

			Past due but not impaired
	Total	Neither past due nor impaired	<30 days	30-60 days	61-90 days	91-120 days	>120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2017	100,520	79,795	7,549	1,612	1,710	453	9,401
2016	83,379	58,865	17,551	1,477	651	374	4,461

See note 29 on credit risk of trade receivables, which explains how the Group manages and measures credit quality of trade receivables that are neither past due nor impaired.